Capital Stock and Long-term Retention Plan - Other (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 $ / shares	Dec. 31, 2017 MXN ($) director $ / shares
Classes of share capital
Number of board of directors		20
Restated for inflation tax value of common stock | $		$ 48,411,273
Series "D" Shares
Classes of share capital
Number of directors can be elected by class of shareholders		2
Preferred stock dividend percentage		5.00%
Preferred stock dividend proposed (in Ps. per share) | $ / shares		$ 0.00034412306528
Preferred stock liquidation preference (in Ps. per share) | $ / shares		$ 0.00688246130560
Series "L" Shares
Classes of share capital
Number of directors can be elected by class of shareholders		2
Series "A" Shares
Classes of share capital
Number of directors can be elected by class of shareholders		11
Series "B" Shares
Classes of share capital
Number of directors can be elected by class of shareholders		5
CPOs
Classes of share capital
Preferred stock dividend proposed (in Ps. per share) | $ / shares	$ 0.35